Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,194	$ 986
Accounts receivable, less allowance for doubtful accounts	1,349	1,367
Inventory, Net	610	624
Deferred income taxes, net	220	225
Other current assets	178	182
Total current assets	3,551	3,384
Land, buildings and improvements	602	528
Machinery and equipment	1,603	1,546
Diagnostic equipment	424	380
Property, plant and equipment at cost	2,629	2,454
Less accumulated depreciation	(1,204)	(1,066)
Net property, plant and equipment	1,425	1,388
Goodwill	2,961	2,953
Intangible assets, net	804	856
Other assets	530	537
TOTAL ASSETS	9,271	9,118
LIABILITIES AND SHAREHOLDERS' EQUITY
Current debt obligations	530	83
Accounts payable	254	202
Dividends payable	68	67
Income taxes payable	142	1
Employee compensation and related benefits	299	305
Other current liabilities	482	403
Total current liabilities	1,775	1,061
Long-term debt	2,550	2,713
Deferred income taxes, net	323	392
Other liabilities	529	477
Total liabilities	5,177	4,643
Commitments and Contingencies (Note 5)	0	0
Shareholders' Equity
Preferred stock	0	0
Common stock ($0.10 par value; 500,000,000 shares authorized; 295,648,327 and 319,615,965 shares issued and outstanding at December 29, 2012 and December 31, 2011, respectively)	30	32
Additional paid-in capital	0	43
Retained earnings	4,018	4,384
Accumulated other comprehensive income (loss):
Cumulative translation adjustment	26	(2)
Unrealized gain on available-for-sale securities	20	18
Total shareholders' equity	4,094	4,475
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,271	$ 9,118